Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2015-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	5/20/2015

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2015-2

5. Collateral Summary	Collection Period, Begin:	11/1/2015

	Collection Period, End:	11/30/2015

6. Charge-Off and Delinquency Rates	Determination Date:	12/15/2015

7. Credit Instruments	Distribution Date:	12/21/2015

8. Accumulation Account	Revolving/Amortization Period	Revolving

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	139738AA6	205,000,000.00	205,000,000.00	0.99000000	0.00	169,125.00	169,125.00	0.00	0.00	205,000,000.00
A-1b	139738AB4	205,000,000.00	205,000,000.00	0.60675000	0.00	107,108.23	107,108.23	0.00	0.00	205,000,000.00
A-2	139738AC2	290,000,000.00	290,000,000.00	1.39000000	0.00	335,916.67	335,916.67	0.00	0.00	290,000,000.00
A-3	139738AD0	290,000,000.00	290,000,000.00	1.73000000	0.00	418,083.33	418,083.33	0.00	0.00	290,000,000.00
A-4	139738AE8	95,400,000.00	95,400,000.00	1.97000000	0.00	156,615.00	156,615.00	0.00	0.00	95,400,000.00
B	139738AF5	63,650,000.00	63,650,000.00	2.29000000	0.00	121,465.42	121,465.42	0.00	0.00	63,650,000.00
C	139738AG3	60,300,000.00	60,300,000.00	2.67000000	0.00	134,167.50	134,167.50	0.00	0.00	60,300,000.00
D	139738AH1	53,600,000.00	53,600,000.00	3.16000000	0.00	141,146.67	141,146.67	0.00	0.00	53,600,000.00
E	139738AJ7	67,000,000.00	67,000,000.00	4.50000000	0.00	251,250.00	251,250.00	0.00	0.00	67,000,000.00
Deal Totals		1,329,950,000.00	1,329,950,000.00		0.00	1,834,877.82	1,834,877.82	0.00	0.00	1,329,950,000.00

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	1,000.00000000	0.00000000	0.82500000	0.82500000	0.00000000	1,000.00000000
A-1b	1,000.00000000	0.00000000	0.52247917	0.52247917	0.00000000	1,000.00000000
A-2	1,000.00000000	0.00000000	1.15833334	1.15833334	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.44166666	1.44166666	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.64166667	1.64166667	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.90833339	1.90833339	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.22500000	2.22500000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.63333340	2.63333340	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.75000000	3.75000000	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	1,000.00000000

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	205,000,000.00	11/20/2015	12/20/2015	30/360	N/A	N/A	0.99000000	0.99000000	169,125.00
A-1b	205,000,000.00	11/20/2015	12/20/2015	Actual/360	0.20675000	0.40000000	N/A	0.60675000	107,108.23
A-2	290,000,000.00	11/20/2015	12/20/2015	30/360	N/A	N/A	1.39000000	1.39000000	335,916.67
A-3	290,000,000.00	11/20/2015	12/20/2015	30/360	N/A	N/A	1.73000000	1.73000000	418,083.33
A-4	95,400,000.00	11/20/2015	12/20/2015	30/360	N/A	N/A	1.97000000	1.97000000	156,615.00
B	63,650,000.00	11/20/2015	12/20/2015	30/360	N/A	N/A	2.29000000	2.29000000	121,465.42
C	60,300,000.00	11/20/2015	12/20/2015	30/360	N/A	N/A	2.67000000	2.67000000	134,167.50
D	53,600,000.00	11/20/2015	12/20/2015	30/360	N/A	N/A	3.16000000	3.16000000	141,146.67
E	67,000,000.00	11/20/2015	12/20/2015	30/360	N/A	N/A	4.50000000	4.50000000	251,250.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	169,125.00	0.00	169,125.00	0.00
A-1b	0.00	107,108.23	0.00	107,108.23	0.00
A-2	0.00	335,916.67	0.00	335,916.67	0.00
A-3	0.00	418,083.33	0.00	418,083.33	0.00
A-4	0.00	156,615.00	0.00	156,615.00	0.00
B	0.00	121,465.42	0.00	121,465.42	0.00
C	0.00	134,167.50	0.00	134,167.50	0.00
D	0.00	141,146.67	0.00	141,146.67	0.00
E	0.00	251,250.00	0.00	251,250.00	0.00
Deal Totals	0.00	1,834,877.82	0.00	1,834,877.82	0.00

             Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2
4. Collections and Distributions

Collections
Receipts During the Period***	55,806,044.14
Administrative Purchase Payments	158,103.54
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	1,734,879.75
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	57,699,027.43

Beginning Reserve Account Balance	6,699,998.46
Total Available Amount	64,399,025.89

Distributions
Total Available Amount	64,399,025.89
Basic Servicing Fee	1,395,830.94
Aggregate Class A Interest Distributable Amount	1,186,848.23
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	121,465.42
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	134,167.50
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	141,146.67
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	251,250.00
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	39,918,715.66
To Reserve Account - Specified Reserve Account Balance	6,699,998.46
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	10,049,997.68
Noteholders' Regular Principal Distributable Amount*	0.00
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	4,499,605.33

Supplemental Servicing Fees	189,655.97
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	61,200.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2

 5. Collateral Summary

A. Balances

		Original Balance *Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	111,652	97,190	94,675	3,345	98,020
Deal Totals	Aggregate Receivables Principal Balance	1,690,957,248.06	1,339,997,699.93	1,290,031,284.34	49,968,590.19	1,339,999,874.53
	Aggregate Receivables Face Amount	1,690,957,248.06	1,339,997,699.93	1,290,031,284.34	49,968,590.19	1,339,999,874.53

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	8.76000000	8.89305415	8.89437624	67.91	68.23	68.25	53.66	49.66	49.14

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,315,014,492.14	204	1,577,522.83	7,732.96	1.4395%	94,675	775	0.8186%
Preceding	1,313,946,635.69	230	1,982,171.46	8,618.14	1.8103%	93,760	657	0.7007%
Next Preceding	1,313,643,300.98	182	1,517,162.12	8,336.06	1.3859%	92,808	655	0.7058%
Third Preceding	1,313,949,288.49	173	1,380,581.97	7,980.24	1.2609%	Three Month Average		0.7417%
Four Month Average					1.4741%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance	Percent
	Financed**	Charge-Offs	Rate**	Stratification			Delinquent
Totals	1,690,957,248.06	7,921,017.02	0.4684%	31 - 60 days	3,383	52,165,494.73	4.0437%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	662	9,831,457.10	0.7621%
with the prospectus for Capital Auto Receivables Asset Trust 2015-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	112	1,510,824.61	0.1171%
				> 120 days	1	17,828.55	0.0014%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	711	9,560,585.23
				Current Period	186	2,915,628.43
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	69	539,882.61
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	828	11,936,331.05
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	6,699,998.46	6,699,998.46	0.00	0.00	0.00	6,699,998.46	6,699,998.46

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

2,297.75	0.00	49,966,415.59	49,968,590.19	123.15

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	YES
Additional Receivables Criteria Satisfied, If Applicable?	YES
Overcollateralization Target amount satisfied?	YES
Initial Overcollateralization	10,049,691.25
Current Overcollateralization	10,049,997.68
Overcollateralization Target (Revolving Period)	10,049,997.68
Overcollateralization Target (Amortization Period)	—

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2015-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2015-2 will perform in the future.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-2

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,339,999,691.25	7,417,738.98	0.5536%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	350,957,556.81	503,278.04	0.1434%